DEPRECIATION AND AMORTIZATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation And Amortization
Amortization expenses	R$ (3,463,989)	R$ (2,829,915)	R$ (3,060,180)
Depreciation expenses	(2,561,255)	(2,476,527)	(2,712,720)
Total	R$ (6,025,244)	R$ (5,306,442)	R$ (5,772,900)